FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                            San Mateo, CA 94403-1906





November 5, 2004


Filed Via EDGAR (CIK #0000773478
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  FRANKLIN CALIFORNIA TAX-FREE TRUST
           File Nos. 002-99112 and 811-04356

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 27, 2004.

Sincerely yours,

FRANKLIN CALIFORNIA TAX-FREE TRUST



/s/ David P. Goss
Associate General Counsel

DPG/jg

cc: Bruce G. Leto, Esq.